Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2020		Jan. 31, 2019
Cash flows from operating activities
Net income		$ 2,326	[1]	$ 2,247
Adjustment for:
Net interest income		(4,392)	[1]	(4,274)
Depreciation and amortization		399	[1]	248
Provision for credit losses		926	[1]	688
Equity-settled share-based payment expense		3	[1]	4
Net gain on sale of investment securities		(41)	[1]	(22)
Net (gain)/loss on divestitures	[1]	(262)
Net income from investments in associated corporations		(91)	[1]	(129)
Income tax expense		471	[1]	498
Changes in operating assets and liabilities:
Trading assets		(16,913)	[1]	(6,202)
Securities purchased under resale agreements and securities borrowed		(14,576)	[1]	(23,996)
Loans		(6,903)	[1]	(10,578)
Deposits		36,790	[1]	12,320
Obligations related to securities sold short		1,880	[1]	(645)
Obligations related to securities sold under repurchase agreements and securities lent		18,234	[1]	15,175
Net derivative financial instruments		(1,830)	[1]	4,199
Other, net		(2,585)	[1]	(4,620)
Dividends received		196	[1]	95
Interest received		8,332	[1]	8,043
Interest paid		(4,135)	[1]	(3,703)
Income tax paid		(616)	[1]	(957)
Net cash from/(used in) operating activities		17,213	[1]	(11,609)
Cash flows from investing activities
Interest-bearing deposits with financial institutions		(24,526)	[1]	10,453
Purchase of investment securities		(15,261)	[1]	(17,693)
Proceeds from sale and maturity of investment securities		19,262	[1]	19,007
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired	[1]	3,807
Property and equipment, net of disposals		(95)	[1]	(17)
Other, net		(282)	[1]	(214)
Net cash from/(used in) investing activities		(17,095)	[1]	11,536
Cash flows from financing activities
Proceeds from issue of subordinated debentures				1,750
Redemption of preferred shares				(300)
Proceeds from common shares issued		38	[1]	110
Common shares purchased for cancellation		(268)	[1]	(234)
Cash dividends and distributions paid		(1,117)	[1]	(1,070)
Distributions to non-controlling interests		(30)	[1]	(31)
Payment of lease liabilities	[1]	(88)
Other, net		692	[1]	580
Net cash from/(used in) financing activities		(773)	[1]	805
Effect of exchange rate changes on cash and cash equivalents		(16)	[1]	70
Net change in cash and cash equivalents		(671)	[1]	802
Cash and cash equivalents at beginning of period	[2]	10,904	[1]	8,997
Cash and cash equivalents at end of period	[2]	$ 10,233	[1]	$ 9,799

[1]	The amounts for the period ended January 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).
[2]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).